CONSTRUCTION IN PROGRESS (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Construction in progress	$ 41,579,898	$ 24,492,510	$ 3,577,869
Oven room for production of dried flowers [Member]
Construction in progress	0	828,905	826,359
Office, warehouse and organic fertilizer plant in HSA [Member]
Construction in progress	11,621,388	10,450,518	26,646
Organic fertilizer and bread grass production plant and office building [Member]
Construction in progress	528,627	7,921,105	2,724,864
Rangeland for beef cattle and office building [Member]
Construction in progress	28,050,651	5,291,982	0
Pond in JFD [Member]
Construction in progress	$ 1,379,232	$ 0